Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 01, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 741,753	$ 803,170	$ 676,281
Adjustments for credit losses	(79,442)	132,561
Impairment	33,841
Contract liabilities		$ 4,439,871
Percentage of tax benefit	25.00%	25.00%	25.00%
Percentage of registered capital	50.00%
Reported segment	1
Income Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of tax benefit	50.00%
State Administration of Taxation, China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of tax benefit	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 799,617